Organization and Business Background (Details Narrative)											12 Months Ended
	Apr. 29, 2021 USD ($)	Jan. 19, 2021 CNY (¥)	Dec. 17, 2020 USD ($) $ / shares shares	Dec. 17, 2020 CNY (¥) shares	Dec. 10, 2020 CNY (¥)	Nov. 04, 2020 CNY (¥)	Sep. 29, 2020 CNY (¥)	Nov. 15, 2019 USD ($) $ / shares shares	Mar. 02, 2019 shares	Dec. 28, 2018 shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 28, 2021	Dec. 15, 2020	Dec. 14, 2020	Dec. 11, 2020
Stock issued during period new issue, shares | shares								16,666
Stock issued during period new issue | $								$ 16,666			$ 20,810,388	$ 16,666
Share issued price per share | $ / shares								$ 1.00
Proceeds from intial public offering | $											$ 21,500,450
Initial Public Offering [Member]
Stock issued during period new issue				¥ 5,000,000
Share issued price per share | $ / shares			$ 5.00
Proceeds from intial public offering | $			$ 25,000,000
Underwriters [Member]
Purchase of ordinary shares | shares			999,910	999,910
Purchase value of ordinary shares | $			$ 4,999,550
Proceeds from sale of stock | $			$ 29,999,550
Wunong Shenzhen [Member]
Equity Method Investment, Ownership Percentage							51.00%
Repurchase of ownership interest															51.00%
Wunong Shenzhen [Member] | Subsequent Event [Member]
Repurchase of ownership interest														51.00%
Wunong Shenzhen [Member] | Subsequent Event [Member] | Equity Transfer Agreement [Member]
Equity Method Investment, Ownership Percentage		51.00%
Liu [Member]
Equity Method Investment, Ownership Percentage							25.00%
Huang [Member]
Equity Method Investment, Ownership Percentage							24.00%
Shiliang Ma [Member] | Subsequent Event [Member] | Equity Transfer Agreement [Member]
Equity Method Investment, Ownership Percentage		30.00%
Yongqiang He [Member] | Subsequent Event [Member] | Equity Transfer Agreement [Member]
Equity Method Investment, Ownership Percentage		19.00%
Haiyan Qin [Member]
Equity Method Investment, Ownership Percentage																100.00%
Ze Yu [Member]
Equity Method Investment, Ownership Percentage																	100.00%
Guo Gang Tong Trade (Shenzhen) Co., Ltd [Member]
Equity Method Investment, Ownership Percentage											100.00%
Guo Gang Tong Trade (Shenzhen) Co., Ltd [Member] | RMB [Member]
Stock issued during period new issue, shares | shares										5,000,000
Wunong Technology (Shenzhen) Co., Ltd [Member] | Subsequent Event [Member] | Equity Transfer Agreement [Member]
Stock issued during period new issue		¥ 781,466
Equity Method Investment, Ownership Percentage		51.00%
Wunong Technology (Shenzhen) Co., Ltd [Member] | RMB [Member]
Stock issued during period new issue, shares | shares									5,000,000
Wunong Technology (Shenzhen) Co., Ltd [Member] | RMB [Member] | Subsequent Event [Member] | Equity Transfer Agreement [Member]
Stock issued during period new issue		¥ 5,000,000
Wude Agricultural Technology (Shanghai) Co., Ltd [Member] | Two Individuals [Member]
Stock issued during period new issue							¥ 3,100,000
Wude Agricultural Technology (Shanghai) Co., Ltd [Member] | RMB [Member] | Two Individuals [Member]
Stock issued during period new issue							¥ 20,000,000
Baode Supply Chain (Shenzhen) Co., Ltd [Member] | Subsequent Event [Member] | Equity Transfer Agreement [Member]
Stock increased | $	$ 4,600,000
Baode Supply Chain (Shenzhen) Co., Ltd [Member] | RMB [Member] | Subsequent Event [Member] | Equity Transfer Agreement [Member]
Stock increased | $	$ 30,000,000
Wunong Technology (Shanxi) Co., Ltd [Member]
Stock issued during period new issue					¥ 1,300,000
Wunong Technology (Shanxi) Co., Ltd [Member] | RMB [Member]
Stock issued during period new issue					¥ 8,800,000
Wunong Technology (Liaoning) Co., Ltd [Member]
Stock issued during period new issue						¥ 1,400,000
Wunong Technology (Liaoning) Co., Ltd [Member] | RMB [Member]
Stock issued during period new issue						¥ 8,880,000